As filed with the Securities and Exchange Commission on July 7, 2008
                                                                                                                                               File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 151	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 151	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 6, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 6, 2008, the effectiveness of the registration statement for the iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”), filed in Post-Effective Amendment No. 129 on April 2, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 140 on June 13, 2008, in Post-Effective Amendment No. 142 on June 20, 2008 and in Post-Effective Amendment No. 149 on June 26, 2008, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 151 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 129.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 151 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th of July 2008.

By:	____________________________
Michael Latham*
President

Date: July 7, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 151 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:	____________________________
Lee T. Kranefuss*
Trustee

Date: July 7, 2008

____________________________
John E. Martinez*
Trustee

Date: July 7, 2008

____________________________
George G. C. Parker*
Trustee

Date: July 7, 2008

____________________________
Cecilia H. Herbert*
Trustee

Date: July 7, 2008

____________________________
Charles A. Hurty*
Trustee

Date: July 7, 2008

____________________________
John E. Kerrigan*
Trustee

Date: July 7, 2008

____________________________
Robert H. Silver*
Trustee

Date: July 7, 2008

____________________________
Darrell Duffie**
Trustee

Date: July 7, 2008

____________________________
Michael Latham*
President

Date: July 7, 2008

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: July 7, 2008

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: July 7, 2008

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to Post-Effective Amendment No. 102, filed October 1, 2007.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 144, filed June 23, 2008.